Long-term debt (Tables)	12 Months Ended
Dec. 31, 2023
Long-term debt
Schedule of long-term debt

	2023	2022
	($)	($)
Balance – Beginning of year	16,919	3,764
Additions – Mining equipment financing	5,878	17,772
Repayment of liabilities	(5,675)	(4,860)
Currency translation adjustments	(199)	243
Balance – End of year	16,923	16,919

Current portion of long–term debt	11,821	4,663
Non-current portion of long–term debt	5,102	12,256
	16,923	16,919

Summary of payments in monthly instalments

	Less than 1 year	1-2 years	3-4 years
	$	$	$
Total payments	11,821	3,739	1,363